Notes on the Consolidated Balance Sheet - Reconciliation of intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	€ 33,015	[1]	€ 35,136
Balance, December 31,	278,862		33,015	[1]
Brand names	101,523		4,894	[1]
Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	42,676		38,926
Acquired	245,340		0
Additions	3,882		3,186
Disposals	0		(633)
Reclassification	0		0
Currency translation	3,064		1,197
Balance, December 31,	294,962		42,676
Accumulated depreciation and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	9,661		3,790
Additions	5,736		3,180
Disposals	0		(633)
Reclassification	0		0
Impairment	703		3,324
Balance, December 31,	16,100		9,661
Software | Internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	2,221		3,503
Balance, December 31,	5,040		2,221
Software | Internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	3,422		3,869
Acquired	0		0
Additions	817		102
Disposals	0		(633)
Reclassification	3,517		0
Currency translation	30		84
Balance, December 31,	7,786		3,422
Software | Internally generated | Accumulated depreciation and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	1,201		366
Additions	1,545		1,468
Disposals	0		(633)
Reclassification	0		0
Impairment	0		0
Balance, December 31,	2,746		1,201
Software | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	23		0
Balance, December 31,	94		23
Software | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	24		0
Acquired	22		0
Additions	80		23
Disposals	0		0
Reclassification	0		0
Currency translation	(1)		1
Balance, December 31,	125		24
Software | Not internally generated | Accumulated depreciation and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	1		0
Additions	30		1
Disposals	0		0
Reclassification	0		0
Impairment	0		0
Balance, December 31,	31		1
Licenses and domains | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	209		128
Balance, December 31,	160		209
Licenses and domains | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	347		232
Acquired	0		0
Additions	0		101
Disposals	0		0
Reclassification	0		14
Currency translation	0		0
Balance, December 31,	347		347
Licenses and domains | Not internally generated | Accumulated depreciation and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	138		104
Additions	49		34
Disposals	0		0
Reclassification	0		0
Impairment	0		0
Balance, December 31,	187		138
Brands and trademarks | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	4,894		4,917
Balance, December 31,	101,523		4,894
Brands and trademarks | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	5,210		5,093
Acquired	96,431		0
Additions	0		0
Disposals	0		0
Reclassification	0		0
Currency translation	1,041		117
Balance, December 31,	102,682		5,210
Brands and trademarks | Not internally generated | Accumulated depreciation and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	316		176
Additions	140		140
Disposals	0		0
Reclassification	0		0
Impairment	703		0
Balance, December 31,	1,159		316
Other intangible assets | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	1,173		2,314
Balance, December 31,	10,658		1,173
Other intangible assets | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	5,854		5,458
Acquired	13,257		0
Additions	0		345
Disposals	0		0
Reclassification	0		0
Currency translation	200		51
Balance, December 31,	19,311		5,854
Other intangible assets | Not internally generated | Accumulated depreciation and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	4,681		3,144
Additions	3,972		1,537
Disposals	0		0
Reclassification	0		0
Impairment	0		0
Balance, December 31,	8,653		4,681
Intangible assets under development | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	3,691		1,090
Balance, December 31,	3,159		3,691
Intangible assets under development | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	3,691		1,090
Acquired	0		0
Additions	2,985		2,615
Disposals	0		0
Reclassification	(3,517)		(14)
Currency translation	0		0
Balance, December 31,	3,159		3,691
Intangible assets under development | Not internally generated | Accumulated depreciation and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0		0
Additions	0		0
Disposals	0		0
Reclassification	0		0
Impairment	0		0
Balance, December 31,	0		0
Goodwill | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	20,804		23,184
Balance, December 31,	158,228		20,804
Goodwill | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	24,128		23,184
Acquired	135,630		0
Additions	0		0
Disposals	0		0
Reclassification	0		0
Currency translation	1,794		944
Balance, December 31,	161,552		24,128
Goodwill | Not internally generated | Accumulated depreciation and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	3,324		0
Additions	0		0
Disposals	0		0
Reclassification	0		0
Impairment	0		3,324
Balance, December 31,	3,324		€ 3,324
Samadhi SAS
Reconciliation of intangible assets [Roll Forward]
Brand names	1,433
Affinitas Gmbh
Reconciliation of intangible assets [Roll Forward]
Brand names	€ 50

[1]	(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.